UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
   -------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
   -------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period: August 31, 2012
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2012 (UNAUDITED)

   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 145.1%

                 AEROSPACE & DEFENSE - 4.2%
$     1,200,000  Booz Allen Hamilton, Inc.,
                     Term Loan B ........................      Ba3      BB        4.50%        07/18/19      $   1,201,500
      1,582,109  DAE Aviation Holdings, Inc.,
                     Term Loan B1 .......................      B2        B        5.45%        07/31/14          1,578,153
      1,504,357  DAE Aviation Holdings, Inc.,
                     Term Loan B2 .......................      B2        B        5.45%        07/31/14          1,500,596
      3,906,692  DynCorp International, Inc.,
                     Term Loan ..........................      Ba2      BB-       6.25%        07/07/16          3,899,855
      2,000,000  Engility Holdings, Inc., Term
                     Loan B .............................      Ba2      BB+       5.75%        07/13/17          1,972,500
      2,000,000  Pelican Products, Inc., Term
                     Loan ...............................    NR (e)   NR (e)      7.00%        06/06/18          1,980,000
        634,874  Robertson Fuel Systems, LLC,
                     Term Loan ..........................    NR (e)   NR (e)      2.98%        04/19/13            631,700
      2,955,000  Transdigm, Inc., Term Loan B ...........      Ba2      BB-       4.00%        02/14/17          2,965,165
                                                                                                             -------------
                                                                                                                15,729,469
                                                                                                             -------------

                 AGRICULTURAL PRODUCTS - 1.0%
      1,394,426  Dole Food Company, Inc., Term
                     Loan B2 ............................      Ba2      BB-    5.00%-6.00%     07/08/18          1,396,169
      2,495,292  Dole Food Company, Inc., Term
                     Loan C2 ............................      Ba2      BB-    5.00%-6.00%     07/08/18          2,498,411
                                                                                                             -------------
                                                                                                                 3,894,580
                                                                                                             -------------

                 ALTERNATIVE CARRIERS - 3.7%
      5,925,000  Intelsat Jackson Holdings
                     S.A., Term Loan B ..................      B1       BB-       5.25%        04/02/18          5,944,256
      1,000,000  Level 3 Financing, Inc., Term
                     Loan B .............................      Ba3      B+        4.75%        02/01/16          1,002,000
      4,000,000  Level 3 Financing, Inc., Term
                     Loan B2 ............................      Ba3      B+        5.75%        09/01/18          4,010,560
      2,857,143  Telesat Canada, Term Loan B ............      Ba3      BB-       4.25%        03/28/19          2,850,457
                                                                                                             -------------
                                                                                                                13,807,273
                                                                                                             -------------

                 ALUMINUM - 0.5%
      2,000,000  Constellium Holdco B.V., Term
                     Loan ...............................      B2        B     9.25%-10.25%    05/25/18          1,960,000
                                                                                                             -------------

                 APPAREL RETAIL - 1.3%
      1,750,000  Ascena Retail Group, Inc.,
                     Term Loan B ........................      Ba2      BB+       4.75%        06/08/18          1,758,750
      3,000,000  Neiman Marcus Group, Term Loan .........      B2       BB-       4.75%        05/16/18          3,000,000
                                                                                                             -------------
                                                                                                                 4,758,750
                                                                                                             -------------

                 APPLICATION SOFTWARE - 3.4%
      2,386,786  CCC Information Systems, Inc.,
                     Term Loan B ........................      B1       BB-       5.75%        11/11/15          2,378,575


                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 APPLICATION SOFTWARE - (CONTINUED)
$     2,394,000  DataTel, Inc., Term Loan B .............      B1       B+        6.25%        07/19/18      $   2,413,750
      3,960,000  Eagle Parent, Inc., Term Loan
                     B ..................................      Ba3      B+        5.00%        05/16/18          3,955,050
      3,918,750  Lawson Software, Inc., Term
                     Loan B .............................      Ba3      B+        6.25%        04/05/18          3,959,035
                                                                                                             -------------
                                                                                                                12,706,410
                                                                                                             -------------

                 ASSET MANAGEMENT & CUSTODY BANKS - 4.8%
      1,256,618  Grosvenor Capital Management
                     Holdings, LLP, Term Loan ...........    NR (e)   NR (e)      4.25%        12/05/16          1,237,769
      2,821,429  Hamilton Lane Advisors, Term
                     Loan B .............................    NR (e)   NR (e)      6.50%        02/28/18          2,807,321
      1,885,060  Harbourvest Partners L.P.,
                     Term Loan B ........................    NR (e)   NR (e)      6.25%        12/19/16          1,882,704
      2,498,952  Mondrian Investment Partners
                     Ltd., Term Loan B ..................      Ba2      BB        5.50%        07/12/18          2,503,125
        812,470  Munder Capital Management,
                     Incremental Term Loan ..............    NR (e)   NR (e)      6.00%        03/23/15            788,096
      6,704,791  Nuveen Investments, Inc.,
                     Extended Term Loan .................      B2        B     5.93%-5.96%     05/13/17          6,723,631
      2,000,000  Nuveen Investments, Inc.,
                     Incremental Term Loan ..............      B2        B        7.25%        05/13/17          2,009,000
                                                                                                             -------------
                                                                                                                17,951,646
                                                                                                             -------------

                 AUTO PARTS & EQUIPMENT - 3.1%
      3,000,000  Allison Transmission, Inc.,
                     Term Loan B3 .......................      Ba3      BB-       4.25%        08/15/19          2,988,750
      3,944,993  HHI Holdings, LLC, Term Loan B .........      B2       B+     7.00%-7.75%     03/21/17          3,954,855
      1,957,053  Metaldyne, LLC, Term Loan B ............      B1       B+        5.25%        05/18/17          1,969,285
        565,213  Schrader International, Inc.,
                     Term Loan ..........................      B1        B        6.25%        04/27/18            568,039
        434,787  Schrader International, Inc.,
                     US Term Loan .......................      B1        B        6.25%        04/27/18            436,961
      1,813,183  Tomkins, PLC, Term Loan B ..............      Ba2      BB        4.25%        09/29/16          1,818,042
                                                                                                             -------------
                                                                                                                11,735,932
                                                                                                             -------------

                 AUTOMOBILE MANUFACTURERS - 1.1%
      3,982,406  Chrysler Group, LLC, Term Loan
                     B ..................................      Ba2      BB        6.00%        05/24/17          4,048,912
                                                                                                             -------------

                 AUTOMOTIVE RETAIL - 1.8%
      1,918,795  KAR Holdings, Inc., Term Loan
                     B ..................................      Ba3      BB-       5.00%        05/19/17          1,918,201
      1,942,737  Pilot Travel Centers, LLC,
                     Term Loan B ........................      Ba2      BB        4.25%        03/30/18          1,944,194


Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 AUTOMOTIVE RETAIL - (CONTINUED)
$     2,750,000  Pilot Travel Centers, LLC,
                     Term Loan B2 .......................      Ba2      BB        4.25%        08/01/19      $   2,756,875
                                                                                                             -------------
                                                                                                                 6,619,270
                                                                                                             -------------

                 BIOTECHNOLOGY - 1.5%
      5,765,451  Grifols, SA, Term Loan B ...............      Ba2      BB+       4.50%        06/01/17          5,779,807
                                                                                                             -------------

                 BROADCASTING - 6.8%
      6,677,409  Clear Channel Communications,
                     Inc., Term Loan B ..................     Caa1     CCC+       3.88%        01/29/16          5,170,852
      1,989,434  Cumulus Media Holdings, Inc.,
                     Term Loan, First Lien ..............      Ba2      BB-       5.75%        09/16/18          1,992,757
      1,000,000  Cumulus Media Holdings, Inc.,
                     Term Loan, Second Lien .............      B2      CCC+       7.50%        03/18/19          1,002,500
      2,689,189  FoxCo Acquisition, LLC, Term
                     Loan B .............................      B1       BB        4.75%        07/14/15          2,689,189
      1,315,266  Hubbard Radio, LLC, Term Loan ..........      Ba3      B+        5.25%        04/28/17          1,316,910
      2,132,143  LIN Television Corp., Term
                     Loan B .............................      Ba3      BB-       5.00%        12/21/18          2,144,147
      1,980,000  Raycom TV Broadcasting, LLC,
                     Term Loan B ........................      NR       NR        4.50%        05/31/17          1,965,150
      3,802,607  Sinclair Broadcasting Group,
                     Inc., Term Loan B ..................      Ba1      BB+       4.00%        10/28/16          3,800,249
      5,490,013  Univision Corp., Extended Term
                     Loan ...............................      B2       B+        4.48%        03/31/17          5,307,305
                                                                                                             -------------
                                                                                                                25,389,059
                                                                                                             -------------

                 BUILDING PRODUCTS - 0.9%
      3,483,747  Unifrax, LLC, Term Loan B ..............      B2       B+        6.50%        11/28/18          3,509,875
                                                                                                             -------------

                 CABLE & SATELLITE - 2.6%
      1,970,000  Bresnan Broadband Holdings,
                     LLC, Term Loan B ...................      Ba3      BB+       4.50%        12/14/17          1,974,925
      1,163,750  Cequel Communications Holdings
                     I, LLC, Term Loan B ................      Ba2      BB-       4.00%        02/14/19          1,161,329
      1,755,600  Charter Communications
                     Operating, LLC, Term Loan
                     D ..................................      Ba1      BB+       4.00%        05/15/19          1,753,686
      2,916,667  Kabel Deutschland, Term Loan F .........      Ba2      BB        4.25%        02/01/19          2,911,388
      1,909,091  UPC Financing Partnership,
                     Term Loan A ........................      Ba3      BB-       4.75%        12/31/17          1,914,666
                                                                                                             -------------
                                                                                                                 9,715,994
                                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 CASINOS & GAMING - 4.0%
$     2,000,000  Harrah's Entertainment, Inc.,
                     Term Loan B1 .......................      B2        B        3.25%        01/28/15      $   1,896,660
      5,000,000  Harrah's Entertainment, Inc.,
                     Term Loan B2 .......................      B2        B        3.25%        01/28/15          4,741,650
      3,000,000  Harrah's Entertainment, Inc.,
                     Term Loan B3 .......................      B2        B        3.24%        01/28/15          2,844,990
      1,330,000  Pinnacle Entertainment, Inc.,
                     Term Loan B ........................      Ba1      BB+       4.00%        03/19/19          1,325,850
        533,333  ROC Finance, LLC, Delayed Draw
                     Term Loan ..........................      B1       BB-       8.50%        08/19/17            541,333
      3,466,667  ROC Finance, LLC, Term Loan ............      B1       BB-       8.50%        08/19/17          3,518,667
                                                                                                             -------------
                                                                                                                14,869,150
                                                                                                             -------------

                 COAL & CONSUMABLE FUELS - 1.3%
      2,142,857  Arch Coal, Inc., Term Loan .............      Ba3      BB        5.75%        05/16/18          2,140,179
      2,728,557  Walter Energy, Inc., Term Loan
                     B ..................................      B1       BB-       4.00%        04/02/18          2,682,526
                                                                                                             -------------
                                                                                                                 4,822,705
                                                                                                             -------------

                 COMMERCIAL PRINTING - 0.7%
      2,449,835  Cenveo Corp., Term Loan ................      Ba3      BB-       6.63%        12/21/16          2,448,316
                                                                                                             -------------

                 COMMODITY CHEMICALS - 1.4%
      2,000,000  Kronos Worldwide, Inc., Term
                     Loan B .............................      Ba3      BB-       5.75%        06/11/18          2,007,500
        659,341  Tronox, Inc., Delayed Draw
                     Term Loan ..........................      Ba2     BBB-       4.25%        02/08/18            657,752
      2,417,582  Tronox, Inc., Term Loan ................      Ba2     BBB-       4.25%        02/08/18          2,411,756
                                                                                                             -------------
                                                                                                                 5,077,008
                                                                                                             -------------

                 COMMUNICATIONS EQUIPMENT - 0.8%
      3,084,363  Commscope, Inc., Term Loan B ...........      Ba3      BB        4.25%        01/14/18          3,083,253
                                                                                                             -------------

                 CONSTRUCTION & ENGINEERING - 1.6%
      3,974,975  Terex Corp., Term Loan .................      Ba2      BB        5.50%        04/28/17          3,994,850
      2,100,000  WireCo Worldgroup, Inc., Term
                     Loan B .............................      Ba2      BB-       6.00%        02/15/17          2,113,125
                                                                                                             -------------
                                                                                                                 6,107,975
                                                                                                             -------------

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.4%
      1,500,000  Navistar International Corp.,
                     Term Loan B ........................      Ba2      B+        7.00%        08/16/17          1,507,125
                                                                                                             -------------

                 CONSUMER FINANCE - 0.8%
      1,619,845  Ocwen Financial Corp., Term
                     Loan ...............................      B1        B        7.00%        09/01/16          1,629,969
      1,500,000  Residential Capital, LLC, Term
                     Loan A1 ............................      NR       BB        5.00%        11/14/13          1,503,750
                                                                                                             -------------
                                                                                                                 3,133,719
                                                                                                             -------------

Page 4          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
$     3,944,154  Harland Clarke Holdings Corp.,
                     Term Loan B2 .......................      B1       B+        5.50%        06/30/17      $   3,477,442
                                                                                                             -------------

                 DIVERSIFIED CHEMICALS - 1.0%
      3,918,750  Ineos Group Ltd., Term Loan ............      B1       B+        6.50%        05/04/18          3,924,471
                                                                                                             -------------

                 DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
      1,300,088  iStar Financial, Inc., Term
                     Loan A1 ............................      B1       BB-       5.25%        06/28/13          1,301,063
      1,358,233  iStar Financial, Inc., Term
                     Loan A1 ............................      B1       BB-       5.00%        03/19/16          1,360,352
                                                                                                             -------------
                                                                                                                 2,661,415
                                                                                                             -------------

                 DIVERSIFIED SUPPORT SERVICES - 0.5%
      2,000,000  SMG, Term Loan .........................    NR (e)   NR (e)      6.50%        06/07/18          1,995,000
                                                                                                             -------------

                 ELECTRIC UTILITIES - 1.4%
      2,000,000  Equipower Resources Holdings,
                     LLC, Term Loan B ...................      Ba3      BB        6.50%        12/20/18          2,005,000
      3,241,410  Texas Competitive Electric
                     Holdings Company, LLC,
                     Term Loan ..........................      B2       CCC    3.74%-3.94%     10/10/14          2,373,166
      1,000,000  Texas Competitive Electric
                     Holdings Company, LLC,
                     Term Loan ..........................      B2       CCC    3.74%-3.94%     10/10/14            732,140
                                                                                                             -------------
                                                                                                                 5,110,306
                                                                                                             -------------

                 ENVIRONMENTAL & FACILITIES SERVICES - 2.3%
      5,646,429  EnergySolutions, LLC, Term
                     Loan ...............................      B1       BB-       6.25%        08/15/16          5,314,701
      1,962,668  Waste Industries USA, Inc.,
                     Term Loan B ........................      B1       B+        4.75%        03/17/17          1,957,761
      1,163,750  WCA Waste Corp., Term Loan B ...........      B1       B+        5.50%        03/23/18          1,166,659
                                                                                                             -------------
                                                                                                                 8,439,121
                                                                                                             -------------

                 FOOD DISTRIBUTORS - 0.3%
      1,050,000  General Nutrition Centers,
                     Inc., Term Loan B ..................      Ba3      BB        4.25%        03/02/18          1,048,520
                                                                                                             -------------

                 FOOTWEAR - 0.3%
      1,050,000  Wolverine World Wide, Inc.,
                     Term Loan B ........................      Ba2      BB        4.75%        06/26/19          1,056,541
                                                                                                             -------------

                 HEALTH CARE EQUIPMENT - 4.7%
      1,985,000  Alere, Inc., Term Loan B ...............      Ba3      BB-       4.75%        06/30/17          1,980,454
      1,990,000  Alere, Inc., Term Loan B1 ..............      Ba3      BB-       4.75%        06/30/17          1,985,443
        498,750  Alere, Inc., Term Loan B2 ..............      Ba3      BB-       4.75%        06/30/17            497,608
      5,910,110  Carestream Health, Inc., Term
                     Loan B .............................      B1       BB-       5.00%        02/25/17          5,756,802


                See Notes to Quarterly Portfolio of Investments           Page 5



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HEALTH CARE EQUIPMENT - (CONTINUED)
$     1,784,482  DJO Finance, LLC, Term Loan B2 .........      Ba2      BB-       5.23%        11/01/16      $   1,783,733
      3,177,520  DJO Finance, LLC, Term Loan B3 .........      Ba2      BB-       6.25%        09/15/17          3,180,157
        714,286  Hologic, Inc., Term Loan B .............      Ba2     BBB-       4.50%        07/19/19            718,621
      1,582,955  Kinetic Concepts, Inc., Term
                     Loan B .............................      Ba2      BB-       7.00%        05/04/18          1,596,141
                                                                                                             -------------
                                                                                                                17,498,959
                                                                                                             -------------

                 HEALTH CARE FACILITIES - 7.4%
      2,475,032  CHS/Community Health Systems,
                     Inc., Extended Term Loan ...........      Ba3      BB        3.97%        01/25/17          2,476,790
      2,969,283  Golden Living Drumm Investors,
                     LLC, Term Loan .....................      B1       B+        5.00%        05/04/18          2,835,666
      3,165,909  Health Management Associates,
                     Inc., Term Loan B ..................      Ba3      BB-       4.50%        11/16/18          3,173,032
      3,154,955  Kindred Healthcare, Inc., Term
                     Loan B .............................      Ba3      B+        5.25%        06/01/18          3,073,462
      1,750,000  Select Medical Corp., Term
                     Loan B .............................      Ba3      BB-       5.50%        06/01/18          1,723,750
      2,970,000  Select Medical Corp., Term
                     Loan B .............................      Ba3      BB-       5.50%        06/01/18          2,925,450
      1,980,000  Surgical Care Affiliates,
                     Inc., Term Loan B ..................      Ba3       B        5.50%        06/29/18          1,941,647
      1,995,000  United Surgical Partners
                     International, Inc., Term
                     Loan ...............................      B1        B        6.00%        04/30/19          1,995,619
      5,866,342  Vanguard Health Systems, Inc.,
                     Term Loan B ........................      Ba2      BB-       5.00%        01/29/16          5,892,037
        203,720  Vantage Oncology Holdings,
                     LLC, Delayed Draw Term
                     Loan ...............................      B2        B        7.75%        01/31/17            197,608
      1,676,862  Vantage Oncology Holdings,
                     LLC, Term Loan .....................      B2        B        7.75%        01/31/17          1,626,556
                                                                                                             -------------
                                                                                                                27,861,617
                                                                                                             -------------

                 HEALTH CARE SERVICES - 4.6%
      2,850,000  Davita, Inc., Term Loan B2 .............      Ba2      BB-       4.00%        08/21/19          2,836,206
      4,244,371  Emergency Medical Services
                     Corp., Term Loan B .................      B1       B+        5.25%        05/25/18          4,239,065
      3,413,571  Gentiva Health Services, Inc.,
                     Term Loan B ........................      B1        B        6.50%        08/17/16          3,288,976
      2,972,481  Rural Metro Corp., Term Loan,
                     First Lien .........................      Ba3      B+        5.75%        06/30/18          2,946,472
      3,000,000  Sheridan Healthcare, Inc.,
                     Term Loan B ........................      B1       B+        6.00%        06/29/18          3,002,490


Page 6          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HEALTH CARE SERVICES - (CONTINUED)
$     1,000,000  U.S. Renal Care, Inc., Term
                     Loan ...............................      B1       B+     6.25%-7.25%     07/02/19      $   1,007,500
                                                                                                             -------------
                                                                                                                17,320,709
                                                                                                             -------------

                 HEALTH CARE SUPPLIES - 2.0%
      3,571,429  Bausch & Lomb, Inc., Term Loan
                     B ..................................      B1       B+        5.25%        05/17/19          3,583,321
      2,000,000  BSN Medical Acquisition
                     Holding GMBH, Term Loan B ..........      Ba3      B+        6.00%        07/16/19          2,003,760
      1,936,006  ConvaTec, Inc., Term Loan B ............      Ba3      B+        5.75%        12/22/16          1,939,646
                                                                                                             -------------
                                                                                                                 7,526,727
                                                                                                             -------------

                 HEALTH CARE TECHNOLOGY - 2.7%
      3,740,625  Emdeon Business Services, LLC,
                     Term Loan B ........................      Ba3      BB-       5.00%        11/02/18          3,742,383
      1,970,374  MedAssets, Inc., Term Loan B ...........      Ba3      BB-       5.25%        11/19/16          1,975,714
      2,475,000  Trizetto Group, Inc., Term
                     Loan B .............................      B1       BB-       4.75%        05/02/18          2,427,059
      2,000,000  Wolverine Healthcare
                     Analytics, Inc., Term Loan
                     B ..................................      Ba3      B+        6.75%        06/01/19          2,014,160
                                                                                                             -------------
                                                                                                                10,159,316
                                                                                                             -------------

                 HOMEBUILDING - 0.5%
      1,936,648  Mattamy Funding Partnership,
                     Term Loan ..........................     NR (e)  NR (e)      2.69%        04/11/13          1,912,440
                                                                                                             -------------

                 HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.4%
      1,400,000  Genpact International, Inc.,
                     Term Loan B ........................      Ba2      BB+       4.25%        08/17/19          1,400,000
                                                                                                             -------------

                 HYPERMARKETS & SUPER CENTERS - 1.1%
      3,970,000  BJ's Wholesale Club, Inc.,
                     Term Loan, First Lien ..............      B1       B+        5.25%        09/28/18          3,983,657
                                                                                                             -------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 4.9%
      3,957,300  AES Corp., Term Loan B .................      Ba1      BB+       4.25%        06/01/18          3,967,193
      3,950,000  Calpine Corp., Term Loan B1 ............      B1       BB-       4.50%        04/01/18          3,955,451
      1,980,000  Calpine Corp., Term Loan B2 ............      B1       BB-       4.50%        04/01/18          1,982,732
      2,649,255  Freif North American Power I,
                     LLC, Term Loan B ...................      Ba3      BB-       6.00%        03/29/19          2,655,879
        417,854  Freif North American Power I,
                     LLC, Term Loan C ...................      Ba3      BB-       6.00%        03/29/19            418,898
      2,970,000  NRG Energy, Inc., Term Loan B ..........     Baa3      BB+       4.00%        07/01/18          2,973,029


                See Notes to Quarterly Portfolio of Investments           Page 7



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (CONTINUED)
$     2,538,462  Star West Generation, LLC,
                     Term Loan B ........................      Ba3      B+        6.00%        05/17/18      $   2,509,904
                                                                                                             -------------
                                                                                                                18,463,086
                                                                                                             -------------

                 INDUSTRIAL CONGLOMERATES - 0.4%
      1,679,063  Colfax Corp., Term Loan B ..............      Ba2      BB+       4.50%        01/11/19          1,684,200
                                                                                                             -------------

                 INDUSTRIAL MACHINERY - 1.2%
      1,815,800  Douglas Dynamics, LLC, Term
                     Loan ...............................      B1       BB        5.75%        04/18/18          1,787,056
      2,786,206  Husky International, Ltd.,
                     Term Loan B ........................      Ba3       B     5.75%-7.50%     06/29/18          2,796,013
                                                                                                             -------------
                                                                                                                 4,583,069
                                                                                                             -------------

                 INSURANCE BROKERS - 0.8%
      3,000,000  Amwins Group, LLC, Term Loan,
                     First Lien .........................      Ba2      B+     5.75%-6.75%     05/23/19          3,000,000
                                                                                                             -------------

                 INTEGRATED TELECOMMUNICATION SERVICES - 2.3%
      1,307,027  Avaya, Inc., Term Loan B1 ..............      B1        B        3.18%        10/24/14          1,254,746
      3,614,974  Avaya, Inc., Term Loan B3 ..............      B1        B        4.93%        10/26/17          3,230,123
      2,000,000  Hawaiian Telcom
                     Communications, Inc., Term
                     Loan, First Lien ...................      B1       B-        7.00%        02/28/17          2,025,000
      1,980,000  Securus Technologies, Inc.,
                     Term Loan B ........................      B2        B        6.50%        05/31/17          1,968,457
                                                                                                             -------------
                                                                                                                 8,478,326
                                                                                                             -------------

                 INTERNET SOFTWARE & SERVICES - 0.6%
      2,369,681  AVG Technologies, Term Loan B ..........      B1       B+        7.50%        03/15/16          2,319,325
                                                                                                             -------------

                 IT CONSULTING & OTHER SERVICES - 0.8%
      1,537,230  Presidio, Inc., Term Loan B ............      Ba3      B+        5.75%        03/31/17          1,521,857
      1,400,000  West Corp., Term Loan B6 ...............      Ba3      B+        5.75%        06/01/18          1,404,382
                                                                                                             -------------
                                                                                                                 2,926,239
                                                                                                             -------------

                 LEISURE FACILITIES - 0.5%
      1,969,231  Six Flags, Inc., Term Loan B ...........      B1       BB+       4.25%        12/20/18          1,973,839
                                                                                                             -------------

                 LEISURE PRODUCTS - 1.4%
      1,135,714  FGI Operating Company, LLC,
                     Term Loan B ........................      Ba3      B+        5.50%        04/11/19          1,139,269
      3,952,248  Live Nation Entertainment,
                     Inc., Term Loan B ..................      Ba2      BB-       4.50%        11/07/16          3,942,367
                                                                                                             -------------
                                                                                                                 5,081,636
                                                                                                             -------------

                 LIFE & HEALTH INSURANCE - 0.3%
      1,193,412  CNO Financial Group, Inc.,
                     Term Loan ..........................      Ba3      B+        6.25%        09/30/16          1,196,145
                                                                                                             -------------


Page 8          See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 LIFE SCIENCES TOOLS & SERVICES - 2.5%
$     2,946,889  inVentiv Health, Inc., Term
                     Loan ...............................      B1       B+        6.50%        08/04/16      $   2,742,081
        990,000  inVentiv Health, Inc., Term
                     Loan 3 .............................      B1       B+        7.00%        05/15/18            923,175
      2,321,667  Pharmaceutical Products
                     Development, Inc., Term
                     Loan B .............................      Ba3      BB-       6.25%        12/05/18          2,347,298
      3,465,000  Quintiles Transnational Corp.,
                     Term Loan B, First Lien ............      B1       BB-       5.00%        06/08/18          3,471,514
                                                                                                             -------------
                                                                                                                 9,484,068
                                                                                                             -------------

                 MANAGED HEALTH CARE - 0.9%
      3,236,941  MultiPlan, Inc., Term Loan .............      Ba3       B        4.75%        08/26/17          3,223,184
                                                                                                             -------------

                 MOVIES & ENTERTAINMENT - 2.0%
      2,992,500  Alpha Topco, Ltd., Term Loan B .........      Ba3      BB-       5.75%        04/27/17          3,008,061
      2,388,000  AMC Entertainment, Inc., Term
                     Loan B3 ...........................       Ba2      BB-       4.75%        02/07/18          2,390,388
      1,980,000  Mood Media Corp., Term Loan,
                     First Lien ........................       Ba3       B        7.00%        05/06/18          1,959,784
                                                                                                             -------------
                                                                                                                 7,358,233
                                                                                                             -------------

                 OIL & GAS EXPLORATION & PRODUCTION - 0.8%
      3,000,000  Chesapeake Energy Corp., Term
                     Loan B .............................      Ba3      BB-       8.50%        12/02/17          3,006,450
                                                                                                             -------------

                 OIL & GAS REFINING & MARKETING - 0.4%
        104,445  Alon USA, Inc., Term Loan
                     (Edgington Facility) ...............      B1       B+        2.48%        08/05/13            102,356
        835,556  Alon USA, Inc., Term Loan
                     (Paramount Facility) ...............      B1       B+        2.48%        08/05/13            818,844
        506,143  Citgo Petroleum Corp., Term
                     Loan B .............................      Ba2      BB+       8.00%        06/24/15            508,421
                                                                                                             -------------
                                                                                                                 1,429,621
                                                                                                             -------------

                 OTHER DIVERSIFIED FINANCIAL SERVICES - 5.7%
      4,580,721  First American Payment
                     Systems, L.P., Term Loan B .........      B1       B+        6.75%        11/01/16          4,569,269
      4,683,538  First Data Corp., Term Loan ............      B1       B+        5.24%        03/24/17          4,588,696
      1,721,474  First Data Corp., Term Loan B2 .........      B1       B+        3.00%        09/24/14          1,696,823
        573,825  First Data Corp., Term Loan B3 .........      B1       B+        2.99%        09/24/14            565,607
        607,143  Global Cash Access, Inc., Term
                     Loan ...............................      B1       BB        7.00%        03/01/16            607,143
      2,820,000  iPayment, Inc., Term Loan B ............      Ba2      B+        5.75%        05/08/17          2,820,000
        871,795  Moneygram International, Term
                     Loan B .............................      Ba2      BB-       4.25%        11/18/17            863,077


                See Notes to Quarterly Portfolio of Investments           Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
$     1,985,000  Moneygram International, Term
                     Loan B1 ............................      Ba2      BB-       4.25%        11/18/17      $   1,965,150
      3,592,500  RPI Finance Trust, Term Loan B .........     Baa2     BBB-       4.00%        11/09/18          3,594,763
                                                                                                             -------------
                                                                                                                21,270,528
                                                                                                             -------------

                 PACKAGED FOODS & MEATS - 4.1%
      3,500,000  Blue Buffalo Company Ltd.,
                     Term Loan B ........................      B1       B+        6.50%        08/07/19          3,456,250
      3,000,000  Ferrara Candy Company, Term
                     Loan B .............................      B2        B        7.50%        06/08/18          3,009,750
      2,000,000  Hearthside Food Solutions,
                     LLC, Term Loan A ...................    NR (e)   NR (e)      6.50%        06/05/18          1,995,000
      1,987,481  JBS USA, LLC, Term Loan B ..............      Ba3      BB        4.25%        05/25/18          1,952,700
      2,142,857  Pinnacle Foods Finance, LLC,
                     Term Loan F ........................      Ba3      B+        4.75%        10/17/18          2,130,364
      2,750,000  Smart Balance, Inc., Term Loan
                     B ..................................      B1       B+        7.00%        06/28/18          2,770,625
                                                                                                             -------------
                                                                                                                15,314,689
                                                                                                             -------------

                 PAPER PACKAGING - 3.3%
      1,658,605  RanPak Corp., Term Loan B ..............    NR (e)   NR (e)      4.75%        04/20/17          1,639,248
      8,791,395  Reynolds Consumer Products
                     Holdings, Inc., Term Loan ..........      Ba3      BB-       6.50%        02/09/18          8,841,946
      1,963,590  Reynolds Consumer Products
                     Holdings, Inc., Term Loan
                     C ..................................      Ba3      BB-       6.50%        08/09/18          1,988,390
                                                                                                             -------------
                                                                                                                12,469,584
                                                                                                             -------------

                 PHARMACEUTICALS - 5.5%
      3,198,650  Catalent Pharma Solutions,
                     Inc., Term Loan ....................      Ba3      BB-       5.25%        09/15/17          3,212,660
      2,467,878  IMS Health, Term Loan B ................      Ba3      BB        4.50%        08/26/17          2,474,566
      3,000,000  Jazz Pharmaceuticals, Inc.,
                     Term Loan B ........................      Ba3     BBB-       5.25%        03/11/18          3,013,140
      2,800,000  Valeant Pharmaceuticals
                     International, Inc., Term
                     Loan B, Series A ...................      Ba1     BBB-       4.75%        02/13/19          2,806,496
        733,333  Valeant Pharmaceuticals
                     International, Inc., Term
                     Loan B, Series B ...................      Ba1     BBB-       4.75%        02/13/19            735,035
      1,580,000  Warner Chilcott, PLC, Term
                     Loan B1 ............................      Ba3     BBB-       4.25%        03/15/18          1,571,215
        790,000  Warner Chilcott, PLC, Term
                     Loan B2 ............................      Ba3     BBB-       4.25%        03/15/18            785,608
      1,086,250  Warner Chilcott, PLC, Term
                     Loan B3 ............................      Ba3     BBB-       4.25%        03/15/18          1,080,210
      4,000,000  Warner Chilcott, PLC, Term
                     Loan B4 ............................      Ba3     BBB-       3.24%        08/15/17          3,990,000


Page 10         See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 PHARMACEUTICALS - (CONTINUED)
$       800,000  Warner Chilcott, PLC, Term
                     Loan B5 ............................      Ba3     BBB-       3.24%        08/15/17      $     798,000
                                                                                                             -------------
                                                                                                                20,466,930
                                                                                                             -------------

                 PUBLISHING - 0.1%
        757,652  Yell Group, PLC, Term Loan B1 ..........     Caa3     CCC+       4.46%        07/31/14            211,112
                                                                                                             -------------

                 REAL ESTATE OPERATING COMPANIES - 1.1%
      3,947,443  ClubCorp Club Operations,
                     Inc., Term Loan ....................      Ba2      BB        6.00%        11/30/16          3,944,167
                                                                                                             -------------

                 REAL ESTATE SERVICES - 0.4%
      1,393,829  Realogy Corp., Term Loan,
                     First Lien .........................      B1       B-        4.49%        10/10/16          1,345,547
                                                                                                             -------------

                 RESEARCH & CONSULTING SERVICES - 4.5%
      1,957,032  Acosta, Inc., Term Loan B ..............    NR (e)     B+        5.75%        03/01/18          1,961,220
      1,995,000  Acosta, Inc., Term Loan C ..............    NR (e)     B+        5.75%        03/01/18          1,996,257
      3,910,000  Advantage Sales & Marketing,
                     Inc., Term Loan, First
                     Lien ...............................    NR (e)     B+        5.25%        12/18/17          3,906,325
      6,427,388  Affinion Group, Inc., Term
                     Loan B .............................      Ba3      B+        5.00%        07/16/15          5,455,245
      1,717,857  Property Data, Inc., Term Loan .........      Ba3      B+        7.00%        01/04/17          1,646,274
      1,980,000  Symphony IRI Group, Inc., Term
                     Loan B2 ............................      B1       B+        5.00%        12/01/17          1,966,793
                                                                                                             -------------
                                                                                                                16,932,114
                                                                                                             -------------

                 RESTAURANTS - 1.8%
      3,093,716  Focus Brands, Inc., Term Loan,
                     First Lien .........................      B1        B     6.25%-7.25%     02/21/18          3,124,653
      1,500,000  Focus Brands, Inc., Term Loan,
                     Second Lien ........................     Caa1     CCC+      10.25%        08/21/18          1,511,250
      2,250,000  Wendy's International, Inc.,
                     Term Loan B ........................      B1       BB-       4.75%        05/15/19          2,260,035
                                                                                                             -------------
                                                                                                                 6,895,938
                                                                                                             -------------

                 RETAIL REITS - 0.9%
      3,520,859  Capital Automotive L.P., Term
                     Loan B .............................      Ba3      B+        5.25%        03/11/17          3,526,739
                                                                                                             -------------

                 SEMICONDUCTORS - 1.3%
      4,951,546  Freescale Semiconductor, Inc.,
                     Extended Term Loan .................      B1        B        4.50%        12/01/16          4,750,415
                                                                                                             -------------

                 SPECIALIZED CONSUMER SERVICES - 2.6%
      5,581,364  Asurion Corp., Term Loan B .............    NR (e)     BB-       5.50%        05/24/18          5,594,424
      1,250,000  Asurion Corp., Term Loan B1 ............    NR (e)     BB-       4.75%        07/18/17          1,249,613
        891,720  Asurion Corp., Term Loan,
                     Second Lien ........................    NR (e)     B-        9.00%        05/24/19            922,038


                See Notes to Quarterly Portfolio of Investments          Page 11



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 SPECIALIZED CONSUMER SERVICES - (CONTINUED)
$     1,995,000  Expert Global Solutions, Inc.,
                     Term Loan B ........................      Ba3       B        8.00%        04/03/18      $   1,990,511
                                                                                                             -------------
                                                                                                                 9,756,586
                                                                                                             -------------

                 SPECIALIZED FINANCE - 2.1%
      2,000,000  AlixPartners, LLP, Term Loan
                     B1 .................................      Ba3      B+        5.50%        06/01/17          1,985,420
      2,000,000  AlixPartners, LLP, Term Loan
                     B2 .................................      Ba3      B+        6.50%        06/01/19          1,999,140
      1,000,000  Fly Leasing Ltd., Term Loan B ..........      B1      BBB-       6.75%        08/06/18            985,630
      3,000,000  Flying Fortress, Inc., Term
                     Loan B .............................      Ba2     BBB-       5.00%        06/30/17          3,020,640
                                                                                                             -------------
                                                                                                                 7,990,830
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 6.0%
      2,394,000  Ascend Performance Materials,
                     LLC, Term Loan B ...................    NR (e)   NR (e)      6.75%        04/10/18          2,372,047
      4,145,455  AZ Chemicals, Inc., Term Loan
                     B ..................................      Ba3      BB-       7.25%        12/22/17          4,173,685
      3,000,000  Emerald Performance Materials,
                     LLC, Term Loan B ...................      B1        B        6.75%        05/18/18          2,985,000
      1,784,620  Houghton International, Inc.,
                     Term Loan B ........................      B1        B        6.75%        01/29/16          1,798,004
      1,691,525  Nusil Technology, LLC, Term
                     Loan, First Lien ...................    NR (e)   NR (e)      5.25%        04/07/17          1,683,068
      1,985,000  OM Group, Inc., Term Loan B ............      Ba2      BB-       5.75%        08/02/17          1,992,444
      1,473,750  Omnova Solutions, Inc., Term
                     Loan B .............................      Ba2      B+        5.50%        05/31/17          1,482,047
      2,216,136  Polyone Corp., Term Loan B .............      Ba1      BB-       5.00%        12/20/17          2,222,785
      2,666,203  Styron Corp., Term Loan B ..............      B1       B+        8.00%        08/02/17          2,482,901
      1,163,750  Taminco Global Chemical Corp.,
                     Term Loan ..........................      B1       BB-       5.25%        02/15/19          1,166,415
                                                                                                             -------------
                                                                                                                22,358,396
                                                                                                             -------------

                 SPECIALTY STORES - 0.3%
      1,200,000  Party City Holdings, Inc.,
                     Term Loan B ........................      B1        B        5.75%        07/18/19          1,205,496
                                                                                                             -------------

                 SYSTEMS SOFTWARE - 2.5%
      2,007,732  Open Solutions, Inc., Term
                     Loan, First Lien ...................      B1       B+        2.58%        01/23/14          1,918,007


Page 12         See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (b)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (c)     MATURITY (d)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 SYSTEMS SOFTWARE - (CONTINUED)
$     2,658,333  SS&C Technologies Holdings,
                     Inc., Term Loan B1 .................      Ba3      BB-       5.00%        05/24/19      $   2,661,656
        275,000  SS&C Technologies Holdings,
                     Inc., Term Loan B2 .................      Ba3      BB-       5.00%        05/24/19            275,344
      4,435,002  Vertafore, Inc., Term Loan,
                     First Lien .........................      B1       B+        5.25%        07/29/16          4,430,567
                                                                                                             -------------
                                                                                                                 9,285,574
                                                                                                             -------------

                 TIRES & RUBBER - 0.9%
      3,571,429  Goodyear Tire & Rubber Co.,
                     Term Loan, Second Lien .............      Ba1      BB        4.75%        04/30/19          3,558,036
                                                                                                             -------------

                 TRUCKING - 1.2%
      2,956,315  SIRVA, Inc., Term Loan B ...............    NR (e)   NR (e)     10.75%        03/31/16          2,941,534
      1,445,467  Swift Transportation Co.,
                     Inc., Term Loan B2 .................      B1       BB        5.00%        12/21/17          1,449,081
                                                                                                             -------------
                                                                                                                 4,390,615
                                                                                                             -------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.5%
      3,315,004  Crown Castle Operating Co.,
                     Term Loan B ........................      Ba3      B+        4.00%        01/31/19          3,310,861
      3,157,955  Neustar, Inc., Term Loan B .............      Ba2      BB+       5.00%        11/08/18          3,173,744
      3,000,000  Syniverse Holdings, Inc., Term
                     Loan B .............................      B1       BB-       5.00%        04/23/19          2,986,890
                                                                                                             -------------
                                                                                                                 9,471,495
                                                                                                             -------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................                          543,384,681
                 (Cost $545,414,942)                                                                         -------------

   PRINCIPAL                                                                                    STATED
     VALUE                               DESCRIPTION                               RATE        MATURITY          VALUE
---------------   -----------------------------------------------------------  -----------   -------------   -------------

NOTES - 0.0%

                 HOMEBUILDING - 0.0%
        727,273  TOUSA, Inc. (Payment-In-Kind Election Note)
                        (f) (g) (h) (i)......................................    14.75%        07/01/15                  0
                                                                                                             -------------
                 TOTAL NOTES .............................................................................               0
                 (Cost $436,364)                                                                             -------------

     SHARES                                              DESCRIPTION                                             VALUE
---------------  -----------------------------------------------------------------------------------------   -------------

WARRANTS - 0.0%

                 BROADCASTING - 0.0%
          1,449  Cumulus Media, Inc. (f) (h) (j)..........................................................           2,319
                                                                                                             -------------
                 TOTAL WARRANTS ..........................................................................           2,319
                 (Cost $0)                                                                                   -------------


                See Notes to Quarterly Portfolio of Investments          Page 13



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


     SHARES                                              DESCRIPTION                                              VALUE
---------------  -----------------------------------------------------------------------------------------   -------------

PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
          4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred
                 Stock) (f) (g) (h) (j)..............................................
                                                                                                                       $ 0
                                                                                                             -------------
                 TOTAL PREFERRED STOCKS .............................................                                    0
                 (Cost $2,563,636)                                                                           -------------

                 TOTAL INVESTMENTS - 145.1% .........................................                          543,387,000
                 (Cost $548,414,942) (k)

                 OUTSTANDING LOAN - (42.7%)
                                                                                                             (160,000,000)
                 NET OTHER ASSETS AND LIABILITIES - (2.4%) ..........................                          (8,810,130)
                                                                                                             -------------
                 NET ASSETS - 100.0% ................................................                        $ 374,576,870
                                                                                                             =============


(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2012.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e) This Senior Loan was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(g)   This borrower has filed for protection in federal bankruptcy court.

(h) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(i) This Senior Loan is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually, however, the issuer is in default and income is not being accrued.

(j)   Non-income producing security.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,097,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,125,140.

NR    Not Rated


Page 14         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                      LEVEL 2        LEVEL 3
                                                          TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                                        8/31/2012       PRICES         INPUTS         INPUTS
                                                       ------------   -----------   ------------   ------------
Senior Floating-Rate Loan Interests:
     Aerospace & Defense                               $ 15,729,469   $        --   $ 15,097,769   $    631,700
     Aluminum                                             1,960,000            --             --      1,960,000
     Asset Management & Custody Banks                    17,951,646            --     12,473,525      5,478,121
     Construction & Engineering                           6,107,975            --      3,994,850      2,113,125
     Diversified Support Services                         1,995,000            --             --      1,995,000
     Independent Power Producers & Energy Trader         18,463,086            --     15,388,309      3,074,777
     Industrial Machinery                                 4,583,069            --      2,796,013      1,787,056
     Other Diversified Financial Services                21,270,528            --     16,701,259      4,569,269
     Packaged Foods & Meats                              11,858,439            --      9,863,439      1,995,000
     Specialty Chemicals                                 22,358,396            --     19,373,396      2,985,000
     Trucking                                             4,390,615            --      1,449,081      2,941,534
     Other Industry Categories*                         416,716,458            --    416,716,458             --
                                                       ------------   -----------   ------------   ------------
     Total Senior Floating-Rate Loan Interests          543,384,681            --    513,854,099     29,530,582
Notes*                                                           --            --             --             -- **
Warrants*                                                     2,319            --          2,319             --
Preferred Stocks*                                                --            --             --             -- **
                                                       ------------   -----------   ------------   ------------
TOTAL INVESTMENTS                                      $543,387,000   $        --   $513,856,418   $ 29,530,582
                                                       ============   ===========   ============   ============

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Market value is less than $1.

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of August 31, 2012, the Fund transferred Senior Floating-Rate Loan Interests valued at $10,093,781 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the illiquidity of individual Senior Floating-Rate Loan Interests. There were no transfers out of Level 3. Level 3 Senior Floating-Rate Loan Interests are valued based on third party pricing service prices obtained primarily from dealer runs and indicative sheets from brokers.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2012
     Senior Floating-Rate Loan Interests                   $  16,377,616
     Notes                                                            --
     Common Stocks                                                    --
     Warrants                                                         --
     Preferred Stocks                                                 --
Net Realized Gain (Loss)                                           7,024
Net Change in Unrealized Appreciation/Depreciation                85,073
Purchases
     Senior Floating-Rate Loan Interests                       6,103,125
Sales
     Senior Floating-Rate Loan Interests                      (3,136,037)
Transfers In
     Senior Floating-Rate Loan Interests                      10,093,781
Transfers Out
     Senior Floating-Rate Loan Interests                              --
                                                            -------------
ENDING BALANCE AT AUGUST 31, 2012
     Senior Floating-Rate Loan Interests                      29,530,582
     Notes                                                            -- **
     Common Stocks                                                    --
     Warrants                                                         --
     Preferred Stocks                                                 -- **
                                                           --------------
Total Level 3 holdings                                     $  29,530,582
                                                           ==============


                See Notes to Quarterly Portfolio of Investments          Page 13

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or the "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

       1)  the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)  the type, size and cost of a security;

       4)  the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)  the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)  issuer's competitive position within the industry;

      13) issuer's ability to access additional liquidity through public and/or private markets; and

      14)  other relevant factors.


1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2012 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar investments in active markets.

         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of August 31, 2012.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded loan commitments as of August 31, 2012.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                                 % OF
                                                                                                              NET ASSETS
                                                                                                              APPLICABLE
                                            ACQUISITION   PRINCIPAL      VALUE        CURRENT                  TO COMMON
SECURITY                                       DATE      VALUE/SHARES  PER SHARE   CARRYING COST    VALUE       SHARES
------------------------------------------- ------------ ------------- ----------- -------------- ----------- ------------
Cumulus Media, Inc. - Warrants                6/29/09           1,449    $  1.60   $          --  $     2,319      0.00% *
TOUSA, Inc. - Notes                           7/31/07(1)  $   727,273         --         436,364           --      0.00
TOUSA, Inc. - Preferred Stocks                7/31/07(1)        4,273         --       2,563,636           --      0.00
                                                                                   -------------- ----------- ------------
                                                                                   $   3,000,000  $     2,319      0.00% *
                                                                                   ============== =========== ============

*   Amount is less than 0.01%.
(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Trust Senior Floating Rate Income Fund II
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ----------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 23, 2012
     ----------------------

*Print the name and title of each signing officer under his or her signature.